SIGNIFICANT ACCOUNTING POLICIES - Deferred Transaction costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other assets, noncurrent
Capitalized deferred offering costs	$ 1,700	$ 0